Commitments and Contingencies (Details) - USD ($)							1 Months Ended	12 Months Ended
	Feb. 22, 2024	Aug. 24, 2023	May 11, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Feb. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Jul. 22, 2021
Commitments and Contingencies [Line Items]
Accrued expenses and other current liabilities								$ 7,900,000
Demanded approximately					$ 26,400,000
Damages amount				$ 220,000,000
Siemens claimed damages											$ 6,900,000
Inclusive amounts of indemnity							$ 6,900,000
Attorneys’ fees, expenses, and pre-judgement interest							$ 2,670,000
Operating leases payments	$ 6,900,000							1,000,000	$ 1,000,000
Attorneys’ fees	$ 2,670,000
Breach of contract		$ 6,000,000
Advisory fee		6,000,000
Letters of credit								3,500,000		3,500,000
Restricted cash accounts								3,800,000	3,900,000	3,800,000
Variable lease cost								300,000	200,000
Total lease expense								1,400,000	700,000
Exchange for operating lease liabilities									245,000
Accrued expenses and other current liabilities								27,870,000	19,830,000	24,893,000
Monthly payments			$ 800,000
Accrued expenses and other current liabilities								6,900,000	0
Restricted cash								3,823,000	3,907,000	$ 3,829,000
SolarPark Korea Co., LTD [Member]
Commitments and Contingencies [Line Items]
Demanded approximately						$ 80,000,000
China Bridge [Member]
Commitments and Contingencies [Line Items]
Advisory fee		$ 6,000,000
Legal Matters [Member]
Commitments and Contingencies [Line Items]
Accrued expenses and other current liabilities								7,700,000	1,900,000
Commitments [Member]
Commitments and Contingencies [Line Items]
Exchange for operating lease liabilities								$ 0	$ 1,900,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Leases term								2 months 12 days
Maximum [Member]
Commitments and Contingencies [Line Items]
Leases term								2 years 9 months 18 days